Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Operating expenses
Research and development	$ 2,007		$ 596		$ 3,791		$ 951		$ 2,819		$ 2,766
General and administrative	1,743		716		4,540		1,173		6,600		1,683
Origination cost of prepaid forward contracts									2,190		0
Total operating expenses	3,750		1,312		8,331		2,124		11,609		4,449
Loss from operations	(3,750)		(1,312)		(8,331)		(2,124)		(11,609)		(4,449)
Other income (expense), net
Interest expense	(225)		(191)		(658)		(360)		(630)		(212)
Change in fair value of convertible notes	(100)
Other income											91
Change in fair value of warrants liability	480				480		0		(602)		(27)
Change in fair value of notes payable derivative liability			601				578
Change in fair value of forward option-prepaid forward contracts	(69)				(1,723)				(10,170)		0
(Loss)/gain on sale of recycled shares					1,306		0		(1)		0
Total other expense, net	86		410		(595)		218		(11,403)		(148)
Loss before income tax provision (benefit)	(3,664)		(902)		(8,926)		(1,906)		(23,012)		(4,597)
Income tax provision (benefit)	5				5				1		(1)
Net loss	$ (3,669)		$ (902)		$ (8,931)		$ (1,906)		$ (23,013)		$ (4,596)
Net loss per share:
Net loss per share of common stock, basic	$ (0.25)		$ (0.12)		$ (0.64)		$ (0.26)		$ (2.8)		$ (0.63)
Diluted net loss per share	$ (0.25)		$ (0.12)		$ (0.64)		$ (0.26)		$ (2.8)		$ (0.63)
Weighted-average shares outstanding - basic	14,932,866	[1]	7,238,767	[1]	13,984,625	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]
Weighted-average shares outstanding - diluted	14,932,866	[1]	7,238,767	[1]	13,984,625	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]

[1]	Retrospectively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization